General and Administrative Expenses	12 Months Ended
Dec. 31, 2021
General and Administrative Expenses [Abstract]
General and Administrative Expenses
14.	General and Administrative Expenses:

General and administrative expenses include costs in relation to the administration of the Company and its non-recurring public registration costs.

Company Administration Expenses are analyzed as follows:

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2019	2020	2021
Audit fees	$119,535	$129,420	$265,744
Chief Executive and Chief Financial Officer and directors’ compensation	12,000	29,000	48,000
Other professional fees	247,242	572,533	1,752,566
Administration fees-related party (Note 3(c))	—	400,000	1,200,000
Total	$378,777	$1,130,953	$3,266,310

The Chief Executive Officer and Chief Financial Officer compensation was terminated on October 1, 2020 and, subsequent to this date, all services rendered by the Company’s Chief Executive Officer and Chief Financial Officer are included in its Master Agreement with Castor Ships (see Note 3(c)).

Public Registration Costs: During the years ended December 31, 2019, 2020 and 2021, the Company incurred public registration costs of $132,091, $0, and $0 respectively. Public registration costs relate to the costs incurred by the Company in connection with the Company’s registration and listing of its 240,000 issued and outstanding common shares on the Norwegian OTC on December 21, 2018, and the NASDAQ Stock Market on February 11, 2019. Apart from registration and listing costs, public registration costs further include legal, consultancy and other costs incurred in connection with the subject listings.